Statutory and other information - Fees and emoluments - executive director (Details) € in Thousands, Options in Millions	12 Months Ended
	Mar. 31, 2026 EUR (€) Options	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Accounting charge for share-based payment transactions	€ 15,000	€ 12,800	€ (3,900)
CEO's 5-year contract from February 2019
Disclosure of transactions between related parties [line items]
Share based compensation	€ 2,030	2,030	2,890
Number of unvested share options outstanding in share-based payment arrangement | Options	10
Executive directors
Disclosure of transactions between related parties [line items]
Basic salary	€ 1,200	1,200	1,200
Bonus (performance and target-related)	600	600	590
Total key management personnel compensation excluding share-based payments	1,800	1,800	1,790
Share based compensation	2,030	2,030	2,890
Total key management personnel compensation	€ 3,830	€ 3,830	€ 4,680